Provisions - Schedule of Changes in Provisions (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Total current provisions
Other Provisions [Roll Forward]
Other provisions at beginning of period	€ 438
Increases	49
Decreases	(320)
Currency translation adjustments	0
Other provisions at end of period	167
Provisions for disputes
Other Provisions [Roll Forward]
Other provisions at beginning of period	341
Increases	7
Decreases	(230)
Currency translation adjustments	0
Other provisions at end of period	118
Provisions for charges
Other Provisions [Roll Forward]
Other provisions at beginning of period	96
Increases	42
Decreases	(90)
Currency translation adjustments	0
Other provisions at end of period	€ 49